Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net Investment Income [Line Items]
Life insurance premiums	¥ 71,122	¥ 59,492	¥ 142,495	¥ 114,750
Life insurance related investment income	16,434	19,472	38,715	986
Life insurance premiums and related investment income	¥ 87,556	¥ 78,964	¥ 181,210	¥ 115,736